Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 16 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

a.	Transactions with related parties:

1)	Composed as follows:

	Year ended on December 31,
	2024	2023	2022
	USD in thousands

Compensations to key officers (1)	1,216	1,746	1,784
Compensations to directors (2)	1,010	1,525	837
Directors’ and officers’ insurance	327	771	846
Consultant services (3)	16	180	218
Interest and discount amortizations of loans from Jeffs’ Brands related parties (4)	-	-	42
Finance expense on Screenz payable balance (note 4D)	-	-	212
Compensation to member of senior management of Gix Internet (5)	175	188	34
Eventer sales and marketing expenses to Keshet (note 4D)	-	-	165
Eventer general and administrative expenses to Screenz	-	-	41
Jeffs’ Brands cost of revenues from related parties (6)	36	545	-
Jeffs’ Brands income from related parties (7)	10	255	-
Jeffs’ Brands other revenues payment (8)	2	17	-
Management fees from Parazero included in revenues (9)	120	50	-
Other income from credit line to Parazero (note 4L)	-	40	-
Royalties from Jeffs’ Brands (10)	24	-	-
Management fees from Jeffs’ Brands included in revenues (11)	220	-	-
Gix - Other finance expenses from related parties	45	-	-
Gix - amortization of deferred debt of issuance cost from related parties	113	-	-
Gix - profit from changes in fair value of financial assets from related parties	9	-	-

(1)	Includes granted options benefit in the aggregated amount of USD 15 thousand, USD 80 thousand and USD 263 thousand for the years ended December 31, 2024, 2023 and 2022, respectively and provision of bonus of approximately USD 92 thousand, USD 145 thousand and USD 308 thousand, for each of the years ended December 31, 2024 ,2023, and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 94 thousand and USD 112 thousand for the year ended December 31, 2024 and 2023, respectively.

(2)	Includes granted options benefit in the aggregated amount of USD 18 thousand, USD 165 thousand and USD 81 thousand for the years ended December 31, 2024, 2023 and 2022, respectively and provision and payments of bonus of approximately USD 44 thousand, USD 119 thousand and USD 77 thousand for the years ended December 31, 2024, 2023 and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 161 thousand and USD 193 thousand for the year ended December 31, 2024 and 2023, respectively.

(3)	Includes consulting fees to Pure Capital who is a related party of Jeffs’ Brands.

(4)	Includes interest and discount amortizations of loans to related parties of Jeffs’ Brands.

(5)	Compensation to Cortex’s CTO, a related party of Gix Internet.

(6)	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of Jeffs’ Brands. See note 4E.

(7)	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of Jeffs’ Brands.

(8)	Includes other revenues payment to Pure Capital who is a related party Jeffs’ Brands.
(9)	On August 1, 2024, the Company and Parazero signed a consulting agreement pursuant to which, the Company will provide Parazero with business consulting services in exchange of monthly management fees of USD 10 thousand.

(10)	Includes royalties the Company received from Jeffs’ Brands.

(11)	On April 30, 2024, the Company and Jeffs’ Brands signed a consulting agreement according to which, the Company will provide Jeffs’ Brands with business consulting services in exchange of monthly management fees of USD 20 thousand for 36 months. On April 8, 2025, the Company’ and Jeffs’ Brands amended the consulting agreement, such that (i) as of January 2025 the monthly consulting fee would be reduced to USD 10 thousand; (ii) the consulting agreement would be extended for an additional 24 months; and (iii) a portion of the consulting fees to which the Company is entitled, and which are supposed to be paid in the last 9 and a half months of the consulting agreement, meaning a portion from March 2028, as well as April through December of 2028, will be paid in shares of Jeffs’ Brands, at a share price of $1.23 per share. In total, the Company was allocated 76,126 shares valued at $93,635, representing 3.51% of Jeffs’ Brands share capital. As of today, the Company holds approximately 4.99% of Jeffs’ Brands share capital.

2)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a D&O liability insurance policy covering all the Company’s directors and officers. The current policy provides limits of USD 4,000,000 in the total aggregate for all loss. The policy was placed for a period of 17 months at a premium of USD 191 thousand (for the period). It includes a deductible of USD 300,000 for each claim, other than securities related claims filed in the United States or Canada, for which the deductible is USD 1,000,000.
b.	Balances with related parties:

(1)	Current assets under related parties section:

	December 31,	December 31,
	2024	2023
	USD in thousands

Other receivables (a related party of Gix Internet) (note 4F)	53	53
Other receivables - Paraziro	10	-
Other receivables (a related party of Eventer) (note 4D)	-	6
	63	59

(2)	Current assets under loans to associates section:

	December 31,	December 31,
	2024	2023
	USD in thousands

Loan to Zig Miami 54 (note 4G)	1,756	1,545
Loan to Polyrizon	-	77
Loan to Revoltz	64	62
	1,820	1,684

(3)	Current assets under loans to others section:

	December 31,	December 31,
	2024	2023
	USD in thousands

Loan to Metagramm (note 4O)	276	250
	276	250

(4)	Current assets under other receivables section:

	December 31,	December 31,
	2024	2023
	USD in thousands

Deferred debt issuance costs (note 4F)	617	-
	617	-
(5)	Current Liabilities:

	December 31,
	2024	2023
	USD in thousands

Compensation to key management personnel (*)	902	681
Other accrued expenses to related parties of Jeffs’ Brands	-	216
Other accrued expenses to related parties of Gix Internet	5	6
Other accrued expenses to related parties of Eventer	-	6
	907	909

*	Compensation to key management:

	December 31,
	2024	2023
	USD in thousands

Directors’ fees	583	322
Payroll, provision for bonus and for termination of employment	319	359
	902	681

(6)	Non-Current Liabilities:

	December 31,
	2024	2023
	USD in thousands

Loans from related parties of Viewbix Ltd. (note 4F)	144	187
Derivative warrant liability	290	-
Short-term convertible loans	179	-
Derivative liabilities	38	-
	651	187

c.	As to options and RSUs granted to related parties, see note 13.